RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Selling, general and administrative	$ 6,448,238	$ 1,990,805	$ 10,423,430	$ 3,614,879
Related party transactions [Member]
Related Party Transaction [Line Items]
Selling, general and administrative	$ 72,000	$ 179,097	$ 218,000	$ 371,703